Transactions with Related Parties (Parenthetical) (Detail) (USD $)	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2013		Jun. 30, 2012		Jun. 30, 2013		Jun. 30, 2012		Dec. 31, 2012		Dec. 31, 2011
TransactionsWithThirdPartyLineItems
Management fee paid for termination of consulting agreement	$ 16,718,000				$ 16,718,000
Rent and other fees	27,212,000	[1],[2]	2,663,000	[1],[2]	30,072,000	[1],[2]	5,822,000	[1],[2]	11,319,000	[3]	11,841,000	[3]
Selling general and administrative expense	12,138,000		8,477,000		21,001,000		17,464,000		31,686,000		33,339,000
Non operating expense	(86,885,000)		(21,065,000)		(101,761,000)		(34,313,000)		(61,938,000)		(67,528,000)
Settlement agreement payment											1,700,000	[4]
Popular
TransactionsWithThirdPartyLineItems
Total revenues from Popular	47.00%		45.00%		47.00%		44.00%		44.00%		46.00%
Rent and other fees	5,900,000				5,900,000
Service agreement with affiliates, period									15 years		15 years
Settlement agreement payment											1,700,000
Related Party Transactions
TransactionsWithThirdPartyLineItems
Revenues generated from investees accounted for under equity method	800,000		900,000		1,700,000		1,700,000		3,700,000		2,500,000
Management fees paid to equity sponsors	19,400,000		700,000		20,300,000		2,000,000		3,700,000		3,200,000
Selling general and administrative expense	4,600,000		2,700,000		7,500,000		5,800,000
Non operating expense	$ 22,600,000				$ 22,600,000

[1]	Includes management fees to equity sponsors amounting to $19.4 million and $20.3 million for the three and six months ended June 30, 2013, respectively, compared to $0.7 million and $2.0 million for the corresponding 2012 periods. Management fees paid during 2013 includes $16.7 million resulting from the termination of the consulting agreements as explained below. Rent and other fees also includes $5.9 million paid to Popular in connection with the redemption premium on the senior notes for the three and six months ended June 30, 2013.
[2]	Includes $4.6 million, $2.7 million, $7.5 million and $5.8 million recorded as selling, general and administrative expenses for each of the periods presented above, and $22.6 million recorded as non-operating expenses for the three and six months ended June 30, 2013 in the unaudited consolidated statement of (loss) income and comprehensive (loss) income.
[3]	Includes management fees paid to stockholders amounting to $3.7 million and $3.2 million for the years ended December 31, 2012 and 2011, respectively.
[4]	On December 31, 2011, EVERTEC, LLC entered into a ("Settlement Agreement") with Popular in order to settle any claims among the parties related to the Closing Statement or the Working Capital True-Up Amount. In accordance with the Settlement Agreement, we made a payment of $1.7 million to Popular.